Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Preferred Stock [Line Items]
Shares Authorized	21,987,039	21,987,039
Shares Issued and Outstanding	$ 8,688,830
Carrying Value	66,878,708	$ 115,711,805
Liquidation Preference	$ 43,039,186	$ 91,397,911
Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Shares Authorized	21,987,039	21,987,039
Shares Issued and Outstanding		$ 18,994,952
Carrying Value	$ 66,878,709	$ 115,711,805
Common Stock Issuance Upon Conversion	8,688,830	18,994,952
Liquidation Preference	$ 43,039,186	$ 91,397,911
Series Seed [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 615,092
Series Seed [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 2.62	$ 2.62
Liquidation Preference/Share	$ 2.62	$ 2.62
Shares Authorized	2,500,435	2,500,435
Shares Issued and Outstanding		$ 2,500,435
Carrying Value	$ 1,525,824	$ 6,481,810
Common Stock Issuance Upon Conversion	615,092	2,500,435
Liquidation Preference	$ 1,616,887	$ 6,572,873
Series A [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 139,679
Series A [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 3.4	$ 3.4
Liquidation Preference/Share	$ 3.4	$ 3.4
Shares Authorized	4,883,780	4,883,780
Shares Issued and Outstanding		$ 4,883,780
Carrying Value	$ 265,935	$ 16,411,362
Common Stock Issuance Upon Conversion	139,679	4,883,780
Liquidation Preference	$ 475,363	$ 16,620,724
Series A-2 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 398,665
Series A-2 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 5.33	$ 5.33
Liquidation Preference/Share	$ 5.33	$ 5.33
Shares Authorized	1,918,688	1,918,688
Shares Issued and Outstanding		$ 1,918,688
Carrying Value	$ 2,124,884	$ 10,226,607
Common Stock Issuance Upon Conversion	398,665	1,918,688
Liquidation Preference	$ 2,124,884	$ 10,226,607
Series B-1 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 2,643,172
Series B-1 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 8.23	$ 8.23
Liquidation Preference/Share	$ 8.23	$ 8.23
Shares Authorized	5,494,038	5,494,038
Shares Issued and Outstanding		$ 5,494,038
Carrying Value	$ 21,626,220	$ 45,088,848
Common Stock Issuance Upon Conversion	2,643,172	5,494,038
Liquidation Preference	$ 21,753,306	$ 45,215,933
Series B-2 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 4,783
Series B-2 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 9.4	$ 9.4
Liquidation Preference/Share	$ 9.4	$ 9.4
Shares Authorized	11,921	11,921
Shares Issued and Outstanding		$ 11,921
Carrying Value	$ 44,960	$ 112,057
Common Stock Issuance Upon Conversion	4,783	11,921
Liquidation Preference	$ 44,960	$ 112,057
Series B-3 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 916,106
Series B-3 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 6.23	$ 6.23
Liquidation Preference/Share	$ 6.23	$ 6.23
Shares Authorized	3,206,844	3,206,844
Shares Issued and Outstanding		$ 214,757
Carrying Value	$ 5,239,129	$ 1,339,364
Common Stock Issuance Upon Conversion	916,106	214,757
Liquidation Preference	$ 5,713,433	$ 1,339,364
Series B-4 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 3,419,398
Series B-4 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 2.68	$ 2.68
Liquidation Preference/Share	$ 2.68	$ 2.68
Shares Authorized	3,419,398	3,419,398
Shares Issued and Outstanding		$ 3,419,398
Carrying Value	$ 30,493,849	$ 30,493,849
Common Stock Issuance Upon Conversion	3,419,398	3,419,398
Liquidation Preference	$ 9,191,000	$ 9,191,000
Series B-5 [Member]
Schedule of Preferred Stock [Line Items]
Shares Issued and Outstanding	$ 551,935
Series B-5 [Member] | Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Original Issue Price	$ 3.83	$ 3.83
Liquidation Preference/Share	$ 3.83	$ 3.83
Shares Authorized	551,935	551,935
Shares Issued and Outstanding		$ 551,935
Carrying Value	$ 5,557,908	$ 5,557,908
Common Stock Issuance Upon Conversion	551,935	551,935
Liquidation Preference	$ 2,119,353	$ 2,119,353